STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

12.	STOCKHOLDERS’ EQUITY

The Company’s stockholders’ equity reflects the capital structure established upon the completion of the Business Combination on December 9, 2025, which was accounted for as a reverse recapitalization in accordance with ASC 805-40, with AMC Corporation treated as the accounting acquirer and AlphaVest treated as the accounting acquiree for financial reporting purposes.

In connection with the Business Combination, AlphaVest held approximately $11.5 million in its trust account prior to stockholder redemptions. Following redemptions of approximately $2.6 million, the Company received net trust proceeds of approximately $8.9 million. Concurrently with the closing of the Business Combination, the Company completed a private investment in public equity (“PIPE”) financing, receiving gross proceeds of approximately $8.0 million.

The PIPE financing included the issuance of warrants that were initially classified as a derivative liability under ASC 815, Derivatives and Hedging. Upon the occurrence of the reset event on December 30, 2025, the exercise price and number of shares issuable under the PIPE Warrants became fixed. As a result, the warrants met the criteria for equity classification, and their remaining fair value was reclassified from derivative liabilities to additional paid-in capital. Accordingly, no PIPE warrant liability remained outstanding as of June 30, 2026 or December 31, 2025.

As a result of the reverse recapitalization, AlphaVest’s historical equity was eliminated and replaced with the equity structure of the combined company. Accordingly, all share and per-share amounts presented in the accompanying condensed consolidated financial statements have been retroactively restated to reflect the exchange ratio established in the Business Combination.

During the six months ended June 30, 2026, holders of the Company’s warrants exercised warrants to purchase 5,000 shares of common stock at an exercise price of $4.017 per share, resulting in aggregate cash proceeds of $20,085. The proceeds were recorded as increases to common stock and additional paid-in capital. As a result, the number of shares of common stock outstanding increased from 22,595,363 shares as of December 31, 2025 to 22,600,363 shares as of June 30, 2026.

Except for the warrant exercises and the effects of the Company’s net loss and other comprehensive loss, there were no material changes to the Company’s stockholders’ equity during the six months ended June 30, 2026. Refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 for additional information regarding the Business Combination and related equity transactions.

14.	STOCKHOLDERS’ EQUITY

Reverse Recapitalization

During the year ended December 31, 2025, the Company consummated a Business Combination with AlphaVest Acquisition Corp. (“AlphaVest”), which was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method, the Company is deemed the accounting acquirer, and the transaction is treated as a capital reorganization.

Accordingly, the historical financial statements of the Company became those of the combined entity, and the net assets of AlphaVest were recorded at historical cost, with no goodwill or intangible assets recognized. The excess of net assets received was recorded in additional paid-in capital (“APIC”).

Proceeds and Equity Impact from Business Combination

The following table summarizes the net assets contributed by AlphaVest and the related impact on equity:

Description	Amounts($)
Trust assets	11,538,424
Less: Redemptions	(2,631,044)
Net trust cash	8,907,380
Less: SPAC transaction costs	(4,606,996)
Less: FPA impact and related adjustments	(697,268)
Less: FPA settlement reclassification (equity to asset)	(4,305,872)
Less: AMC deferred offering costs	(1,051,479)
Add: SPAC accumulated deficit elimination	6,886,461
Net impact recorded to APIC	5,132,227

PIPE Financing

In connection with the closing of the Business Combination on December 9, 2025, the Company entered into securities purchase agreements with certain investors (the “PIPE Investors”), pursuant to which the Company issued an aggregate of 800,000 shares of common stock at a purchase price of $10.00 per share, for gross proceeds of $8,000,000. The proceeds from the PIPE financing were recorded as an increase to stockholders’ equity.

In connection with the PIPE financing, the Company also issued warrants to purchase shares of its common stock (the “PIPE Warrants”). The PIPE Warrants were initially recognized as a liability and subsequently reclassified to stockholders’ equity during the year ended December 31, 2025 upon the occurrence of certain conditions that resulted in the warrants meeting the criteria for equity classification. As of December 31, 2025, there was no remaining PIPE Warrant liability.

The accounting treatment of the PIPE financing and related PIPE Warrants is further described in Note 2 – Summary of Significant Accounting Policies.

Forward Purchase Agreement (FPA)

Prior to the Business Combination, AlphaVest entered into a Forward Purchase Agreement (“FPA”) with certain investors (the “Purchasers”). The FPA was evaluated under applicable accounting guidance, including ASC 480 and ASC 815.

The details are further described in Note 2 – Summary of Significant Accounting Policies.

Share Issuances

As a result of the Business Combination and related transactions, the Company’s shares of common stock outstanding changed as follows:

Description	Shares
Balance at January 1, 2025	18,000,000
Reverse recapitalization / AlphaVest public stockholders	1,416,002
PIPE shares issued	800,000
AlphaVest initial stockholders	2,323,528
Shares underlying sponsor convertible notes	55,833
Balance at December 31, 2025	22,595,363

Other Equity Adjustments

Additional equity adjustments recorded during the year primarily relate to sponsor-related share issuances, settlement of Forward Purchase Agreement (“FPA”) arrangements, and the deconsolidation of variable interest entities. These transactions did not impact the shares of common stock outstanding but were recorded within additional paid-in capital or accumulated deficit, as applicable.